Note 7 - Exploration and Evaluation Assets - Exploration Expenditures (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Balance	$ 9,760,762	$ 4,082,338
Cash	225,000	249,957	$ 198,829
Shares	225,000	6,866,449
Others	615
Impairment	(127,153)
Balance	10,084,224	9,760,762	4,082,338
Balance	11,564,023	11,012,075
Assay	454,659	55,945
Drilling	2,434,514	140,258
Field work	2,950,297
Geological, consulting, and other	1,216,729	1,003,918
Survey	1,948,982
Balance	20,569,204	11,564,023	11,012,075
Total Balance	30,653,428	21,324,785
Spin-out		(1,437,982)
Exploration cost recovery		(200,000)
Spin-out		(448,173)
Manitoba [member]
Statement Line Items [Line Items]
Balance	2,917,160	2,616,392
Cash	225,000	150,768
Shares	225,000	150,000
Others	615
Impairment	0
Balance	3,367,775	2,917,160	2,616,392
Balance	11,168,336	10,592,842
Assay	307,061	55,945
Drilling	683,459	42,950
Field work	559,443
Geological, consulting, and other	324,700	676,599
Survey	0
Balance	13,042,999	11,168,336	10,592,842
Total Balance	16,410,774	14,085,496
Spin-out		0
Exploration cost recovery		(200,000)
Spin-out		0
Lac Simard South property [member]
Statement Line Items [Line Items]
Balance	127,153	127,153
Cash	0	0
Shares	0	0
Others	0
Impairment	(127,153)
Balance	0	127,153	127,153
Balance	0	0
Assay	0	0
Drilling	0	0
Field work	0
Geological, consulting, and other	0	0
Survey	0
Balance	0	0	0
Total Balance	0	127,153
Spin-out		0
Exploration cost recovery		0
Spin-out		0
Athabasca properties [member]
Statement Line Items [Line Items]
Balance	6,716,449	0
Cash	0	0
Shares	0	6,716,449
Others	0
Impairment	0
Balance	6,716,449	6,716,449	0
Balance	395,687	0
Assay	147,598	0
Drilling	1,751,055	97,308
Field work	2,390,854
Geological, consulting, and other	892,029	298,379
Survey	1,948,982
Balance	7,526,205	395,687	0
Total Balance	14,242,654	7,112,136
Spin-out		0
Exploration cost recovery		0
Spin-out		0
Winston property [member]
Statement Line Items [Line Items]
Balance	0	1,338,793
Cash		99,189
Shares		0
Balance		0	1,338,793
Balance	$ 0	419,233
Assay		0
Drilling		0
Geological, consulting, and other		28,940
Balance		0	$ 419,233
Total Balance		0
Spin-out		(1,437,982)
Exploration cost recovery		0
Spin-out		$ (448,173)